Commitments and Contingencies (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Employment Agreement Minimum Compensation [Line Items]
2014	$ 642,048
2015	724,118
2016	448,000
2017	340,000
2018	62,000
Total	$ 2,216,166